Deferred Income - Schedule of Deferred Income - Schedule of Duration for and Services Individuals from Each Program (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Certified Professional Trainer [Member]
Program description	A dynamic career development program designed to provide a range of skills needed to become a professional trainer. Each CPT is able to reap the below benefits: Run training programs that would deliver measurable results. Able to choose the most appropriate and suitable training methods to achieve self-training and development objectives. Be more innovative in designing the training class to make it more interesting and captivating. Capable in handling sensitive issues and difficult situations when organizing future training. Map out a personal branding strategy that is unique and would position that person in a crowded market place. Create a niche position for the participant in the training market so that he or she can penetrate the market easily. Develop a personal marketing plan that will map out the strategies to be a successful professional trainer	A dynamic career development program designed to provide a range of skills needed to become a professional trainer. Each CPT is able to reap the below benefits: Run training programs that would deliver measurable results. Able to choose the most appropriate and suitable training methods to achieve self-training and development objectives. Be more innovative in designing the training class to make it more interesting and captivating. Capable in handling sensitive issues and difficult situations when organizing future training. Map out a personal branding strategy that is unique and would position that person in a crowded market place. Create a niche position for the participant in the training market so that he or she can penetrate the market easily. Develop a personal marketing plan that will map out the strategies to be a successful professional trainer
Program duration	6 days	6 days
Money Mastery Mentorship [Member]
Program description	An online learning portal that is designed to help individuals to achieve financial independence through a unique, personalized wealth creation system, designed according to individual's passion and strength. Each individual will learn: I. Secrets To Create Multiple Sources Of Income. II. Money Mastery Income Acceleration Program. III. Live Session - Money Mastery Boot Camp	An online learning portal that is designed to help individuals to achieve financial independence through a unique, personalized wealth creation system, designed according to individual's passion and strength. Each individual will learn: I. Secrets To Create Multiple Sources Of Income. II. Money Mastery Income Acceleration Program. III. Live Session - Money Mastery Boot Camp
Program duration	3 days	3 days
Wealth Academy Investor [Member]
Program description	A comprehensive and practical investment camp designed to help individual to achieve financial freedom through the power of investing to generate multiple income streams and increase their net worth. Each individual will learn: I. The Winning Psychology of Professional Investors. II. How To Turn News Into Explosive Profit Opportunities. III. Market & Sector Index Investing. IV. Value Investing: Warren Buffet's Strategy. V. Momentum Investing. VI. Essentials Of Technical Analysis	A comprehensive and practical investment camp designed to help individual to achieve financial freedom through the power of investing to generate multiple income streams and increase their net worth. Each individual will learn: I. The Winning Psychology of Professional Investors. II. How To Turn News Into Explosive Profit Opportunities. III. Market & Sector Index Investing. IV. Value Investing: Warren Buffet's Strategy. V. Momentum Investing. VI. Essentials Of Technical Analysis
Program duration	3 days	3 days